GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Sep. 30, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2024	2023
Employee compensation and benefits	2,189,705	3,390,733
Consulting expenses	1,573,023	684,691
Amortization expenses	154,758	298,431
Depreciation expenses	162,335	229,018
Entertainment expenses	117,885	173,096
Sales tax	141,000	168,962
Other expenses	490,397	199,409
Total	$4,829,103	5,144,340